UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


            Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Hygrove Management LLC

Address:  350 Madison Avenue, 21st Floor
          New York, NY 10017

13F File Number: 28-10066

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Brian S. Posner
Title:    Managing Member
Phone:    (212) 931-9000


Signature, Place and Date of Signing:


/s/ Brian S. Posner             New York, New York                11/03/03
-----------------------      --------------------------     --------------------
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  48

Form 13F Information Table Value Total: $168,653
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.        Form 13F File Number                 Name

1.          28-                             Hygrove Partners LLC
2.          28-                             Hygrove Capital Fund (QP) LP

FORM 13F INFORMATION TABLE

COLUMN 1                             COLUMN  2       COLUMN 3     COLUMN 4    COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8

                                     TITLE OF                    VALUE    SHRS OR   SH/ PUT/  INVSTMT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                       CLASS           CUSIP       (X$1000) PRN AMT   PRN CALL  DISCRETN  MGRS  SOLE      SHARED  NONE
--------------                       -----           -----       -------- --------  --- ----  --------  ----  ----      ------  ----
ACCENTURE LTD BERMUDA                CL A            G1150G111    3,105     139,000 SH        Sole      1,2     139,000  0      0
ACXIOM CORP                          Common Stock    005125109    4,631     294,000 SH        Sole      1,2     294,000  0      0
ADVANCED MICRO DEVICES INC.          Common Stock    007903107      833      75,000 SH        Sole      1,2      75,000  0      0
ALLIANT TECHSYSTEMS INC.             Common Stock    018804104    4,757      99,000 SH        Sole      1,2      99,000  0      0
ALLTEL CORP                          Common Stock    020039103    1,854      40,000 SH        Sole      1,2      40,000  0      0
AMERICAN STD COS INC DEL             Common Stock    029712106    3,336      39,600 SH        Sole      1,2      39,600  0      0
ANADARKO PETE CORP                   Common Stock    032511107    1,411      33,800 SH        Sole      1,2      33,800  0      0
ANCHOR GLASS CONTAINER CORP          Common Stock    03304b300    3,272     200,000 SH        Sole      1,2     200,000  0      0
ARAMARK CORP                         CL B            038521100    5,244     209,500 SH        Sole      1,2     209,500  0      0
ARCH CAPITAL GROUP LTD.              ORD             G0450A105    1,736      52,500 SH        Sole      1,2      52,500  0      0
BANK ONE CORP                        Common Stock    06423a103    3,583      92,700 SH        Sole      1,2      92,700  0      0
BP PLC                               SPON ADR        055622104    4,842     115,000 SH        Sole      1,2     115,000  0      0
EMCOR GROUP INC                      Common Stock    29084q100    2,923      68,700 SH        Sole      1,2      68,700  0      0
GARTNER INC                          Common Stock    366651107    7,163     650,000 SH        Sole      1,2     650,000  0      0
INTERNET SECURITY SYSTEMS INC.       Common Stock    46060x107    1,375     110,000 SH        Sole      1,2     110,000  0      0
KEY ENERGY SERVICES INC              Common Stock    492914106    4,101     425,000 SH        Sole      1,2     425,000  0      0
L-3 COMMUNICATIONS HLDS              Common Stock    502424104    4,109      95,000 SH        Sole      1,2      95,000  0      0
LEHMAN BROS HLDGS INC                Common Stock    524908100    3,157      45,700 SH        Sole      1,2      45,700  0      0
MATTELL INC                          Common Stock    577081102    2,939     155,000 SH        Sole      1,2     155,000  0      0
METALS USA INC                       Common Stock    591324207      630     100,000 SH        Sole      1,2     100,000  0      0
MICROSOFT CORP                       Common Stock    594918104    5,725     206,000 SH        Sole      1,2     206,000  0      0
NETWORK ASSOCIATES INC               Common Stock    640938106      619      45,000 SH        Sole      1,2      45,000  0      0
NEWFIELD EXPL CO COM                 Common Stock    651290108    3,248      84,200 SH        Sole      1,2      84,200  0      0
PARTNER RE LTD                       Common Stock     G852T105    2,128      42,000 SH        Sole      1,2      42,000  0      0
PITNEY BOWES INC                     Common Stock    724479100    6,557     171,100 SH        Sole      1,2     171,100  0      0
PRIDE INTERNATIONAL INC DEL          Common Stock    74153q102    3,610     213,000 SH        Sole      1,2     213,000  0      0
SOVEREIGN BANCORP                    Common Stock    845905108    2,207     119,000 SH        Sole      1,2     119,000  0      0
TEKTRONIX INC                        Common Stock    879131100      980      39,600 SH        Sole      1,2      39,600  0      0
TELLABS INC                          Common Stock    879664100    1,601     235,000 SH        Sole      1,2     235,000  0      0
TELLIUM INC                          Common Stock    87967e107      685     500,000 SH        Sole      1,2     500,000  0      0
TIME WARNER                          Common Stock    00184a105    1,511     100,000 SH        Sole      1,2     100,000  0      0
TOYS R US INC                        Common Stock    892335100    2,045     170,000 SH        Sole      1,2     170,000  0      0
TRAVELERS PPTY CAS CORP NEW          CL A            89420G109    7,654     482,000 SH        Sole      1,2     482,000  0      0
TYCO INTERNATIONAL LTD NEW           Common Stock    902124106    1,941      95,000 SH        Sole      1,2      95,000  0      0
WATERS CORP                          Common Stock    941848103    3,182     116,000 SH        Sole      1,2     116,000  0      0
WILLIS GROUP HOLDINGS                Common Stock     G9665510    4,991     162,300 SH        Sole      1,2     162,300  0      0
WPP GROUP PLC                        SPON ADR NEW    929309300    3,117      74,000 SH        Sole      1,2      74,000  0      0
XL CAPITAL LTD                       CL A            G98255105    6,613      85,400 SH        Sole      1,2      85,400  0      0
ZALE CORP NEW                        Common Stock    988858106    4,263      96,000 SH        Sole      1,2      96,000  0      0
ACCENTURE NOV 22.5 PUTS              PUTS            g1150g8wx    3,105     139,000      P    Sole      1,2     139,000  0      0
AMERICAN STANDARD JAN 80 PUTS        PUTS            0297128mp    3,286      39,000      P    Sole      1,2      39,000  0      0
ZALE NOV 45 PUTS                     PUTS            9888588wi    3,997      90,000      P    Sole      1,2      90,000  0      0
S&P500 NOV 995 PUTS                  PUTS            6488159ws   14,940      15,000      P    Sole      1,2      15,000  0      0
AOL TIME WARNER JAN 16 CALLS         CALLS           00184a9aq    3,929     260,000      C    Sole      1,2     260,000  0      0
ARCH CAPITAL OCT 35 CALLS            CALLS           g0450a9jg      992      30,000      C    Sole      1,2      30,000  0      0
COMMERCE BANCORP DEC 40 CALLS        CALLS           2005199jh    3,593      75,000      C    Sole      1,2      75,000  0      0
L-3 COMMUNICATIONS OCT 45 CALLS      CALLS           5024249ji    4,325     100,000      C    Sole      1,2     100,000  0      0
AMERICAN TOWER CORP                  NOTE 2.25%      029912AD4    2,809   3,500,000 PRN       Sole      1,2   3,500,000  0      0

                                                                168,653

03612.0001 #440080